Risk Management - Net Fair Value of Risk Management Positions (Detail) MMBbls in Millions, $ in Millions	Jun. 30, 2022 CAD ($) MMBbls $ / bbl	Dec. 31, 2021 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ 1	$ (68)
Foreign Exchange Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ 1
Minimum
Disclosure of Derivative Financial Instruments [Line Items]
Financial instruments, term	1 month
Maximum
Disclosure of Derivative Financial Instruments [Line Items]
Financial instruments, term	11 months
WTI Fixed - Sell | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	4.0
Weighted Average Price | $ / bbl	104.17
Fair Value Asset (Liability)	$ 11
WTI Fixed - Buy | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	1.6
Weighted Average Price | $ / bbl	104.75
Fair Value Asset (Liability)	$ (1)
Other financial positions
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (10)